Retirement Benefit Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Funded status	At December 31, 2021 and 2020, the funded status of the Zurich Plan was as follows (in thousands of U.S. dollars):

	2021	2020
Underfunded pension obligation at beginning of year	$62,050	$44,442
Change in pension obligation
Service cost	$11,811	$10,961
Interest cost	228	520
Plan participants’ contributions	4,048	4,056
Actuarial (gain) loss	(24,211)	12,023
Benefits paid	(1,651)	(3,910)
Foreign currency adjustments	(8,735)	20,550
Settlements	(20,682)	—
Change in pension obligation	$(39,192)	$44,200
Change in fair value of plan assets
Actual return on plan assets	$6,847	$2,820
Employer contributions	8,035	7,941
Plan participants’ contributions	4,048	4,056
Benefits paid	(1,651)	(3,910)
Foreign currency adjustments	(6,375)	15,685
Settlements	(20,682)	—
Change in fair value of plan assets	$(9,778)	$26,592
Underfunded pension obligation at end of year	$32,636	$62,050
Additional information:
Projected benefit obligation at end of year (1)	$202,920	$242,112
Fair value of plan assets at end of year	$170,284	$180,062
Underfunded pension obligation at end of year	$32,636	$62,050
Accumulated pension obligation at end of year (2)	$194,730	$231,419

(1) Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
(2) Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels

Assumptions used
The assumptions used to determine the Zurich Plan’s pension obligation and net periodic benefit cost for the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021		2020		2019
	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost
Discount rate	0.20%	0.10%	0.10%	0.25%	0.25%	1.00%
Interest crediting rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expected long-term return on plan assets	—	3.50%	—	3.50%	—	3.50%
Rate of compensation increase	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Expected future benefit payments
At December 31, 2021, estimated employer contributions to be paid in 2022 related to the Zurich Plan were $8 million and future benefit payments were estimated to be paid as follows (in thousands of U.S. dollars):

Year	Amount
2022	$8,578
2023	$9,219
2024	$8,838
2025	$9,824
2026	$11,457
2027 to 2031	$49,075